Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Japanese statutory income tax rate			35.00%	38.00%	38.00%
Net increase (decrease) in the total valuation allowance			¥ (4,567)	¥ 2,443	¥ 2,888
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income			200,994
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries			28,500
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier			940,931
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized			6,056	¥ 6,431
Scenario, Forecast
Income Taxes [Line Items]
Japanese statutory income tax rate	32.00%	33.00%
Reduction in Taxes
Income Taxes [Line Items]
Adjustments of deferred tax assets and liabilities for tax rate			¥ 6,456